Share capital	12 Months Ended
Dec. 31, 2019
Disclosure of reserves within equity [abstract]
Share capital

15. Share capital

[a] Authorized

The Company is authorized to issue an unlimited number of Class A multiple voting shares ("Class A shares") and an unlimited number of Class B subordinate voting shares ("Class B shares"), all without par value. All shares are ranked equally with regards to the Company's residual assets.

The holders of Class A shares are entitled to 276,660 votes per class A share held. Class A shares are held by certain original founders of the Company.

[b] Issued and outstanding

Reconciliation of the Company's share capital is as follows:

	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$

Balance, December 31, 2017	72	201,500	3,794,846	12,794,963	354,996	2,116,900
Share issued	—	—	2,268,035	47,853,745	—	—
Share issuance costs	—	—	—	(6,634,405)	—	—
Reverse acquisition	—	—	545,505	9,868,179	37,313	118,875
Warrant valuations	—	—	—	(2,366,670)	198,835	2,366,670
Share-based payments	—	—	—	—	—	294,287
Share options exercised	—	—	190,463	5,145,825	—	—
Share options cancelled	—	—	—	—	—	—
Warrants exercised	—	—	44,931	1,254,665	(44,932)	(454,587)
Balance, December 31, 2018	72	201,500	6,843,780	67,916,302	546,212	4,442,145

Balance, December 31, 2018	72	201,500	6,843,780	67,916,302	546,212	4,442,145
Shares issued [a] [b] [c] [d] [e]	—	—	408,651	11,539,417	—	—
Issued on acquisition of net assets of Prismic
Pharmaceuticals, Inc. [f]	—	—	510,940	16,431,818	67,598	1,888,086
Share options exercised	—	—	130,189	1,782,438	—	—
Warrants exercised	—	—	12,167	145,174	(12,167)	(50,183)
Warrants expired	—	—	—	—	(134,192)	(535,014)
Balance, December 31, 2019	72	201,500	7,905,727	97,815,149	467,451	5,745,034

[a] On April 24, 2019, the Company entered into a share exchange agreement with Aura. Pursuant to the share exchange agreement, FSD acquired 13,562,386 common shares at $0.2212 per share in the capital of Aura in exchange for the issuance of 65,577 Class B shares of the Company at $45.75 for a total value of $3,000,000.

On September 20, 2019, the Company issued an additional 61,892 Class B shares as part of the adjustment of purchase price related to the share exchange agreement with Aura to settle the related derivative liability. As part of the settlement, the Company recognized a loss on change in the fair value of derivative liability of $1,422,036.

[b] On May 7, 2019, the Company entered into an agreement with Solarvest. Per the agreement the Company issued 49,751 Class B Shares to Solarvest in exchange for the investment in Solarvest. Refer to note 9 for details regarding the investment in Solarvest.

[c] On October 4, 2019, the Company issued 3,735 Class B shares in settlement for trade payables of $25,000.

[d] On October 16, 2019, the Company completed a reverse share split of 201 to 1 Class B Shares. All share and per share amounts for all periods presented in these financial statements have been adjusted retrospectively to reflect the reverse share split.

[e] On November 4, 2019, the Company completed a private placement through the issuance of 228,670 Class B shares at a price of $20.10 per share for total gross proceeds of $4,593,777.

Cash transactions costs related to the private placement were $32,705. A portion of the shares issued under the private placement were to related parties of the Company, including Directors and Officers of the Company (refer to Note 21).

[f] The Company acquired all outstanding common and preferred shares of Prismic through the issuance of an aggregate of 510,940 Class B Shares. The Class B Shares issued to the Prismic shareholders were deposited into escrow upon closing of the transaction, and are subject to an 18-month staggered escrow release.

The changes in the number of warrants outstanding during the years ended December 31, 2019 and 2018 were as follows:

	Number of warrants	Weighted average exercise price
	#	$
Outstanding as at December 31, 2017	354,996	5.80
Granted	236,148	16.57
Exercised	(44,932)	17.79
Outstanding as at December 31, 2018	546,212	9.47
Granted	67,598	10.45
Exercised	(12,167)	7.81
Expired	(134,192)	7.64
Outstanding as at December 31, 2019	467,451	10.20

Measurement of fair values

The fair value of warrants outstanding during the years ended December 31, 2019 and 2018 were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2019	2018
Grant date share price	$32.16	$4.42 - $18.09
Exercise price	$2.61 - $26.73	$4.42 - $26.13
Expected dividend yield	—	—
Risk free interest rate	1.41% - 1.52%	1.70% - 2.17%
Expected life	1.39 - 6.55	2 years
Expected volatility	100%	100%

The following table is a summary of the Company's warrants outstanding as at December 31, 2019:

Warrants Outstanding

	Exercise price	Number outstanding
Expiry Date	$	#
November 30, 2020	2.61	16,787
September 15, 2022	4.42	199,005
August 1, 2021	5.43	4,476
September 11, 2023	5.43	22,382
January 5, 2020	6.03	37,313
July 24, 2023	13.07	3,357
May 20, 2023	16.08	7,311
May 24, 2022	18.09	163,535
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	10.20	467,451

The following table is a summary of the Company's warrants outstanding as at December 31, 2018:

Warrants Outstanding

	Exercise price	Number outstanding
Expiry Date	$	#

September 15, 2022	4.42	199,005
October 20, 2019	7.56	11,970
November 1, 2019	7.56	69,240
November 14, 2019	7.56	52,532
November 21, 2019	7.56	10,263
December 12, 2019	7.56	1,084
December 29, 2019	7.56	1,072
January 5, 2020	6.03	37,313
May 24, 2022	18.09	163,733
	9.47	546,212